CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($)			12 Months Ended
		Jan. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from financing activities
Proceeds from settlement of derivative financial instruments	[1]		$ 12,105,000	$ 30,044,000	$ 35,372,000
Previously stated [member]
Cash flows from financing activities
Proceeds from settlement of derivative financial instruments				30,044,000	35,372,000
Common Shares [Member] | BW Group Limited [Member]
Significant non-cash transactions [Abstract]
Issuance of shares		$ 23,400,000
Issuance of shares (in shares)		3,431,577
Bank Borrowings [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			575,376,000	572,511,000	726,376,000
Financial cash flows	[2]		432,119,000	(36,604,000)	(201,957,000)
Extinguishment of finance lease liability against receivables					0
Additional lease capitalised during the financial year			0	0	0
Interest expenses			40,353,000	39,469,000	46,213,000
Fair value changes on cash flow hedges			0	0	0
Capitalised financing fees written off			277,000	0	1,879,000
Ending balance			1,048,125,000	575,376,000	572,511,000
Loan from Non-Related Parties [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance				0	5,429,000
Financial cash flows	[2]				(11,136,000)
Extinguishment of finance lease liability against receivables					0
Additional lease capitalised during the financial year					0
Interest expenses					5,707,000
Fair value changes on cash flow hedges					0
Capitalised financing fees written off					0
Ending balance					0
Finance and Other Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			546,873,000	719,840,000	1,043,482,000
Financial cash flows	[2]		(543,759,000)	(244,044,000)	(362,310,000)
Extinguishment of finance lease liability against receivables					(44,600,000)
Additional lease capitalised during the financial year			47,402,000	22,806,000	11,852,000
Interest expenses			21,892,000	46,202,000	67,401,000
Fair value changes on cash flow hedges			0	0	0
Capitalised financing fees written off			2,443,000	2,069,000	4,015,000
Ending balance			74,851,000	546,873,000	719,840,000
Derivative Financial Instruments [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Beginning balance			(22,935,000)	(45,964,000)	(69,136,000)
Financial cash flows	[2]		12,105,000	37,551,000	35,963,000
Extinguishment of finance lease liability against receivables					0
Additional lease capitalised during the financial year			0	0	0
Interest expenses			(8,320,000)	0	0
Fair value changes on cash flow hedges			11,143,000	(14,522,000)	(12,791,000)
Capitalised financing fees written off			0	0	0
Ending balance			$ (8,007,000)	$ (22,935,000)	$ (45,964,000)

[1]	Revisions were made to the prior years comparatives as the Group had previously presented proceeds from settlement of derivative financial instruments of US$30,044,000 (2023: US$35,372,000) for the financial year ended 31 December 2024 and 31 December 2023 within interest paid to external financial institutions on a net basis. The Group has revised the prior years comparatives of proceeds from settlement of derivative financial instruments to be presented on a gross basis in accordance with IAS 7. The revision in comparatives had been assessed by the Group to be immaterial.
[2]	The financing cash flows make up the net amount of proceeds from borrowings, repayments of borrowings, interest paid, financing fees paid, proceeds from settlement of derivative financial instruments and other finance expense paid as reported in the consolidated statement of cash flows.